Other Income (Expense), Net (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Feb. 01, 2022 USD ($)	Feb. 01, 2022 CNY (¥)	Feb. 10, 2021 USD ($)	Feb. 10, 2021 CNY (¥)
Other Income (Expense), Net (Details) [Line Items]
Value added tax deduction		$ (70,084)	¥ 499,883
Reward from local government		49,183	350,800
Income taxes paid	$ 274,678
Patents [Member]
Other Income (Expense), Net (Details) [Line Items]
Received patent subsidies amount		$ 49,183	¥ 350,800
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Six Years [Member]
Other Income (Expense), Net (Details) [Line Items]
Total lease payment						$ 577,000	¥ 3,750,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Yearly [Member]
Other Income (Expense), Net (Details) [Line Items]
Total lease payment						92,000	600,000
Jiangyin Shuaina Home Furniture Technology Co., Ltd. [Member] | Three Year [Member]
Other Income (Expense), Net (Details) [Line Items]
Total lease payment						$ 100,000	¥ 650,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Yearly [Member]
Other Income (Expense), Net (Details) [Line Items]
Total lease payment				$ 92,000	¥ 600,000
Leiluo Intelligent Technology (Jiangsu) Co., Ltd. [Member] | Three Year [Member]
Other Income (Expense), Net (Details) [Line Items]
Total lease payment				$ 279,000	¥ 1,800,000